Transition disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Transition disclosures
Disclosure of redesignated financial assets and liabilities [text block]

	As of December 31, 2017		As of January 1, 2018
	IAS 39						IFRS 9
	Measurement				Remeasurement		Measurement
	Category	Amount	Reclassification		ECL		Amount	Category
		MCh$	Ref	MCh$	Ref	MCh$	MCh$
ASSETS
Cash and due from banks	L&R	1,057,393		—		—	1,057,393	AC
Transactions in the course of collection	L&R	255,968		—		—	255,968	AC
Financial assets held-for-trading	FVPL	1,538,578		78,069		—	1,616,647	FVPL
From: Other assets			A	78,069		—
Cash collateral on securities borrowed and reverse repurchase agreements	L&R	91,641		—		—	91,641	AC
Derivative instruments	FVPL	1,247,941		—		—	1,247,941	FVPL
Loans and advance to banks	L&R	760,021			D	(508)	759,513	AC
Loans to customers, net	L&R	24,955,692		—	D	(73,817)	24,881,875	AC
Financial assets available-for-sale	L&R	1,526,315		(1,526,315)		—	N/A
To: Financial instruments at fair value through OCI - Equity			B	(10,252)		—
To: Financial instruments at fair value through OCI- Debt			C	(1,516,063)		—
Financial assets at fair value through OCI		N/A		1,526,315		—	1,526,315	FVOCI
From: Financial assets available-for-sale - Equity			B	10,252		—
From: Financial assets available-for-sale - Debt			C	1,516,063		—
Investments in other companies		35,771		—		—	35,771
Intangible assets		72,455		—		—	72,455
Property and equipment		216,259		—		—	216,259
Investments properties		14,306		—		—	14,306
Current tax assets		23,032		—		—	23,032
Deferred tax assets, net		161,265		—	E	23,200	184,465
Other assets		604,800		(78,069)		—	526,731
To: Financial assets held-for-trading			A	(78,069)		—
TOTAL ASSETS		32,561,437		—		(51,125)	32,510,312

ACAmortized cost

L&RLoans and Receivables

FVPLFair Value through Profit or Loss

FVOCIFair Value through Other Comprehensive Income

	As of December 31, 2017		As of January 1, 2018
	IAS 39						IFRS 9
	Measurement				Remeasurement		Measurement
	Category	Amount	Reclassification		ECL		Amount	Category
		MCh$	Ref	MCh$	Ref	MCh$	MCh$
LIABILITIES
Current accounts and other demand deposits	AC	8,915,706		—		—	8,915,706	AC
Transactions in the course of payments	AC	29,871		—		—	29,871	AC
Cash collateral on securities lent and repurchase agreements	AC	195,392		—		—	195,392	AC
Saving accounts and time deposits	AC	10,067,778		—		—	10,067,778	AC
Derivate instruments	FVPL	1,392,995		—		—	1,392,995	FVPL
Borrowings from financial institutions	AC	1,195,028		—		—	1,195,028	AC
Debt issued	AC	6,488,975		—		—	6,488,975	AC
Other financial obligations	AC	137,163		—		—	137,163	AC
Current tax liabilities		3,453		—		—	3,453
Provisions		194,537	F	11,374	D	11,601	217,512
Employee benefits		86,628		—		—	86,628
Other liabilities		308,563	F	(11,374)		—	297,189
TOTAL LIABILITIES		29,016,089		—		11,601	29,027,690
EQUITY
Attributable to equity holders of the parent:
Capital		2,271,401		—		—	2,271,401
Reserves		809,557		—		—	809,557
Other comprehensive income		127	G	4,249		—	4,376
Retained earnings:				—		—
Retained earnings from previous periods		64,986	G	(4,249)	H	(62,726)	(1,989)
Income for the year		572,080		—		—	572,080
Less:
Provisions for minimum dividend		(172,804)		—		—	(172,804)
Non-controlling interest		1		—		—	1
TOTAL EQUITY		3,545,348		—		(62,726)	3,482,622
TOTAL LIABILITIES AND EQUITY		32,561,437		—		(51,125)	32,510,312

ACAmortized cost

L&RLoans and Receivables

FVPLFair Value through Profit or Loss

FVOCIFair Value through Other Comprehensive Income

Schedule of IFRS 9 impact on other comprehensive income and retained earnings

Reserves and
retained earnings
MCh$
Unrealized gains (losses) on financial assets at FV through OCI
Closing balance under IAS 39 (December 31, 2017)	9,521
Recognition of ECL under IFRS 9 for debt financial assets at FVOCI	5,820
Deferred tax in relation to the above	(1,571)
Opening balance under IFRS 9 (January 1, 2018)	13,770

Retained earnings from previous periods
Closing balance under IAS 39 (December 31, 2017)	464,262
Recognition of IFRS 9 ECLs for loans and contingent loan risks	(85,926)
Recognition of IFRS 9 ECLs for financial assets at FVOCI	(5,820)
Deferred tax in relation to the above	24,771
Opening balance under IFRS 9 (January 1, 2018)	397,287

Total change in equity due to adopting IFRS 9	(62,726)

Schedule of reconciliation of allowances and provisions on adoption of IFRS 9

	Provision under IAS 39 / IAS 37		ECLs under IFRS 9
	at 31 December 2017	Remeasurement	at 1 January 2018
	MCh$	MCh$	MCh$
Due from banks	(264)	(508)	(772)
Loans to Customers
Commercial loans	(221,229)	(181)	(221,410)
Mortgage loans	(32,015)	(1,762)	(33,777)
Consumer loans	(242,577)	(71,874)	(314,451)
Subtotal due from banks and loans to customers	(496,085)	(74,325)	(570,410)
Financial guarantees	(11,205)	7,273	(3,932)
Letter of credit for customers	(169)	97	(72)
Undrawn credit lines	—	(18,971)	(18,971)
Subtotal contingent loan risks	(11,374)	(11,601)	(22,975)
Debt instruments at fair value through OCI	—	(5,820)	(5,820)
Subtotal financial assets at FVOCI	—	(5,820)	(5,820)
Total Allowances / Provisions	(507,459)	(91,746)	(599,205)